Stockholders’ Deficiency (Details) - Schedule of Common Share Options Outstanding - Common Share Option [Member]	6 Months Ended
	Jun. 30, 2024 $ / shares shares	Jun. 30, 2024 $ / shares shares
Stockholders’ Deficiency (Details) - Schedule of Common Share Options Outstanding [Line Items]
Options Outstanding	20,399,367	20,399,367
Options Exercisable	11,612,953	11,612,953
0.40 [Member]
Stockholders’ Deficiency (Details) - Schedule of Common Share Options Outstanding [Line Items]
Options Outstanding	39,154	39,154
Options Exercisable	39,154	39,154
Exercise Price (in Dollars per share and Dollars per share) | $ / shares	$ 0.4
Expiry Date	Jun. 01, 2029
0.40 [Member]
Stockholders’ Deficiency (Details) - Schedule of Common Share Options Outstanding [Line Items]
Options Outstanding	39,154	39,154
Options Exercisable	39,154	39,154
Exercise Price (in Dollars per share and Dollars per share) | $ / shares	$ 0.4
Expiry Date	Jul. 22, 2030
0.21 (CAD$0.28) [Member]
Stockholders’ Deficiency (Details) - Schedule of Common Share Options Outstanding [Line Items]
Options Outstanding	2,600,000	2,600,000
Options Exercisable	2,455,555	2,455,555
Exercise Price (in Dollars per share and Dollars per share) | (per share)	$ 0.21	$ 0.28
Expiry Date	Aug. 03, 2031
0.21 (CAD$0.28) [Member]
Stockholders’ Deficiency (Details) - Schedule of Common Share Options Outstanding [Line Items]
Options Outstanding	940,000	940,000
Options Exercisable	940,000	940,000
Exercise Price (in Dollars per share and Dollars per share) | (per share)	$ 0.21	$ 0.28
Expiry Date	Dec. 20, 2031
0.21 (CAD$0.28) [Member]
Stockholders’ Deficiency (Details) - Schedule of Common Share Options Outstanding [Line Items]
Options Outstanding	215,000	215,000
Options Exercisable	215,000	215,000
Exercise Price (in Dollars per share and Dollars per share) | (per share)	$ 0.21	$ 0.28
Expiry Date	Feb. 14, 2032
0.21 (CAD$0.28) [Member]
Stockholders’ Deficiency (Details) - Schedule of Common Share Options Outstanding [Line Items]
Options Outstanding	257,500	257,500
Options Exercisable	126,250	126,250
Exercise Price (in Dollars per share and Dollars per share) | (per share)	$ 0.21	$ 0.28
Expiry Date	Apr. 11, 2032
0.21 (CAD$0.28) [Member]
Stockholders’ Deficiency (Details) - Schedule of Common Share Options Outstanding [Line Items]
Options Outstanding	450,000	450,000
Options Exercisable	413,192	413,192
Exercise Price (in Dollars per share and Dollars per share) | (per share)	$ 0.21	$ 0.28
Expiry Date	May 31, 2032
0.16 (CAD$0.22) [Member]
Stockholders’ Deficiency (Details) - Schedule of Common Share Options Outstanding [Line Items]
Options Outstanding	15,858,559	15,858,559
Options Exercisable	7,447,354	7,447,354
Exercise Price (in Dollars per share and Dollars per share) | (per share)	$ 0.16	$ 0.22
Expiry Date	Jun. 08, 2033